Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement	Fair Value Measurement
Assets and liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2021 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Assets:
Forward Purchase Agreement (Note 7)	$—	$—	$45,611	$45,611
Total	$—	$—	$45,611	$45,611

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Public warrants (Note 15)	$12,650	$—	$—	$12,650
Exchangeable right liability (Note 16)	—	—	11,154	11,154
Total	$12,650	$—	$11,154	$23,804
Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements (As Restated)(1)
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced Subscription Agreements (Note 12)	$—	$—	$8,120	$8,120
Derivative liability (Note 13)	—	—	39,780	39,780
Total	$—	$—	$47,900	$47,900
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1 -See Note 2
There were no transfers into or out of Level 3 instruments and/or between Level 1 and Level 2 instruments during the years ended December 31, 2021 and 2020.
The following table provides a roll forward of the aggregate fair value of the Company’s Advanced Subscription Agreements, derivative liability, warrant liability, exchangeable right liability, and Forward Purchase Agreement (in thousands):

	Advanced Subscription Agreements	Derivative Liability	Public Warrant Liability	Exchange- able Right Liability	Forward Purchase Agreement
Balance as of December 31, 2019	$6,992	$—	$—	$—	$—
Initial fair value of financial instruments	—	27,192	—	—	—
Issuances of advanced subscription agreements	348	—	—	—	—
Change in estimated fair value	1,878	11,133	—	—	—
Settlement of advanced subscription agreements into common shares	(1,449)	—	—	—	—
Foreign currency translation loss	351	1,455	—	—	—
Balance as of December 31, 2020 (As Restated)(1)	8,120	39,780	—	—	—
Initial fair value of financial instruments	—	42,589	—	—	63,338
Acquired as part of the Business Combination	—	—	26,450	45,606	—
Proceeds from sale of FPA Shares	—	—	—	—	(2,118)
Change in estimated fair value	4,470	(12,922)	(13,800)	(34,452)	(15,609)
Settlement of advanced subscription agreements into common shares	(12,757)	—	—	—	—
Extinguished upon conversion of convertible loan notes	—	(68,113)	—	—	—
Foreign currency translation loss (gain)	167	(1,334)	—	—	—
Balance as of December 31, 2021	$—	$—	$12,650	$11,154	$45,611
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1 -See Note 2
The changes in estimated fair value are recorded on the Consolidated Statements of Operations and Comprehensive Loss and the foreign currency translation (gains) losses are recorded in the foreign currency translation adjustment in other comprehensive (loss) income in the Consolidated Statements of Operations and Comprehensive Loss. The Advanced Subscription Agreements and derivative liability were valued using a scenario-based analysis. Five primary scenarios were considered: qualified financing, unqualified financing, merger or acquisition, held to maturity, and insolvency. The value of the Advanced Subscription Agreements and derivative liability under each scenario were probability weighted to arrive at their respective estimated fair values.
The derivative liability was extinguished upon the convertible loan notes converting into ordinary shares of Legacy Wejo, which were then converted into common shares of Wejo Group Limited, on November 18, 2021. The following table summarizes the significant unobservable inputs that are included in the valuation of derivative liability as of November 18, 2021 and December 31, 2020:

	November 18, 2021		December 31, 2020 (As Restated)
Unobservable Inputs	Input Value or Range	Weighted Average(1)	Input Value or Range	Weighted Average(1)
Probability of scenarios:
Qualified financing	100.0%	100.0%	20.0%	20.0%
Nonqualified financing	—%	—%	5.0%	5.0%
Merger or acquisition	—%	—%	70.0%	70.0%
Held to maturity	—%	—%	5.0%	5.0%
Insolvency	—%	—%	—%	—%
Timing of scenarios:
Derivative liability	0.0 years	0.0 years	0.3 years	0.3 years
Estimated volatility	15.0%	15.0%	50.0%	50.0%
Risk-free rate	0.3%	0.3%	0.6%	0.6%
Discount rate	26.4%	26.4%	26.8%	26.8%
Value of common share (As Restated)(2)	$10.16	$10.16	$8.11	$8.11
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1 -Unobservable inputs were weighted by the relative fair value of the respective liability and the period end/year-end probabilities of the five scenarios.
2 -See Note 2
The Exchangeable Right Liability was valued using a Black-Scholes model. The following table summarizes the significant unobservable inputs that are included in the valuation of Exchangeable right liability as of November 18, 2021 and December 31, 2021:

	November 18, 2021		December 31, 2021
Unobservable Inputs	Input Value or Range	Weighted Average	Input Value or Range	Weighted Average
Estimated term	5.0 years	5.0 years	4.9 years	4.9 years
Estimated volatility	45.0%	45.0%	45.0%	45.0%
Risk-free rate	1.2%	1.2%	1.2%	1.2%
The Forward Purchase Agreement was valued using a Black-Scholes model. The following table summarizes the significant unobservable inputs that are included in the valuation of Forward Purchase Agreement as of November 19, 2021 and December 31, 2021:

	November 19, 2021		December 31, 2021
Unobservable Inputs	Input Value or Range	Weighted Average	Input Value or Range	Weighted Average
Estimated term	2.0 years	2.0 years	1.9 years	1.9 years
Estimated volatility	45.0%	45.0%	45.0%	45.0%
Risk-free rate	0.5%	0.5%	0.7%	0.7%
Changes in the unobservable inputs noted above would impact the fair value of the Forward Purchase Agreement. Increases (decreases) in the estimates of the estimated volatility or the risk-free rate would (decrease) increase the Forward Purchase Agreement and an increase (decrease) in the Company’s stock price would increase (decrease) the value of the Forward Purchase Agreement.
The outstanding Advanced Subscription Agreements as of December 31, 2020 were converted into Wejo Limited ordinary shares on July 31, 2021, which were then converted into common shares of the Company in connection with the Business Combination, and were valued using the fair value of Wejo Limited ordinary shares as of July 31, 2021. The following table summarizes the significant unobservable inputs that are included in the valuation of Advanced Subscription Agreements as of December 31, 2020:

	December 31, 2020
Unobservable Inputs	Input Value or Range	Weighted Average[1]
Probability of scenarios:
Qualified financing	20.0%	20.0%
Nonqualified financing	5.0%	5.0%
Merger or acquisition	70.0%	70.0%
Held to maturity	5.0%	5.0%
Insolvency	—%	—%
Timing of scenarios:
Advanced Subscription Agreements	0.8 - 1.0 years	0.8 years
Estimated volatility	50.0%	50.0%
Risk-free rate	0.6%	0.6%
Discount rate	26.8%	26.8%
Value of common share (As restated)	$8.11	$8.11
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1 -Unobservable inputs were weighted by the relative fair value of the respective liability and the period end/year-end probabilities of the five scenarios.
Changes in the unobservable inputs noted above would impact the amount of the Advanced Subscription Agreement liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.